SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax at statutory rate (BVI)
Foreign tax rate differential		13,886	3,178	(1,498)
Tax effect of adjustments to prior years current tax expense	$ 600	670
Tax effect of adjustments to prior years deferred taxes		(997)
Effect of changes in valuation allowances		(551)	2,861	(1,460)
Uncertain tax positions / Unrecognized tax benefits		3,722	9,703	9,577
Other		2,458	1,524
Income tax expense		$ 19,188	$ 17,266	$ 6,619